Financial instruments and financial risk management - Schedule Of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 7,303	$ (1,885)
Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	14,512	7,780
Trade And Other Receivables
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	245	35
Restricted cash equivalents (note 11)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	418	381
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	15,175	8,196
Financial assets at amortized cost | Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	14,512	7,780
Financial assets at amortized cost | Trade And Other Receivables
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	245	35
Financial assets at amortized cost | Restricted cash equivalents (note 11)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	418	381
Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(2,940)	(2,687)
Provision for restructuring and other costs (note 16)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(1,298)	(3,497)
Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(3,634)	(3,897)
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(3,634)	(3,897)
Financial liabilities at fair value through profit or loss, category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	0	0
Financial liabilities at fair value through profit or loss, category | Provision for restructuring and other costs (note 16)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	0	0
Financial liabilities at fair value through profit or loss, category | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(3,634)	(3,897)
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(4,238)	(6,184)
Financial liabilities at amortised cost, category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(2,940)	(2,687)
Financial liabilities at amortised cost, category | Provision for restructuring and other costs (note 16)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(1,298)	(3,497)
Financial liabilities at amortised cost, category | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 0	$ 0